Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Financial Assets [Abstract]
Summary of Other Financial Assets
Financial detail
Other financial assets consisted of the following:

Financial assets - Total	As of
(in € thousands)	2023/12/31	2024/12/31
Non consolidated equity investments	2,348	1,425
Other investments	471	459
Financial investments	—	—
Loans	472	524
Deposits and guarantees	303	303
Liquidity contract	531	354
TOTAL	4,125	3,065
Of which : Current	—	—
Of which : Non-current	4,125	3,065

Financial assets - Variations	As of	Increase	Decrease	As of
(in € thousands)	31/12/2023			31/12/2024
Non consolidated equity investments	2,348	—	(923)	1,425
Other investments	471	(12)	—	459
Loans	472	51	—	524
Deposits and guarantees	303	30	(29)	303
Liquidity contract	531	—	(177)	354
TOTAL	4,125	70	(1,129)	3,065